Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Loans and borrowings
Schedule of loans and borrowings

	December 31,	December 31,
(in thousands of Russian Roubles)	2020	2019
Long-term loans and borrowings:
Bank loan	3,831,270	4,064,501
Non-convertible bonds	3,960,056
Total	7,791,326	4,064,501
Current loans and borrowings:
Bank loan – current portion	471,027	1,064,554
Non-convertible bonds – interest	12,584	—
Other loan – principal	1,478	—
Other loan – interest	11	—
Total	485,100	1,064,554

Summary of reconciliation of liabilities arising from financing activities

				Payables to/
	Bank and			Receivables
	other loans			from non-
	and		Dividends	controlling
	borrowings	Lease	payables to	interests
	(notes 22 (a),	liabilities	shareholders	(note
(in thousands of Russian Roubles)	22(b), 22(c))	(note 24)	(note 20(d))	20(d))	Total
Balance at January 1, 2020	5,129,055	290,618	—	—	5,419,673
Changes from financing cash flows
Bank and other loans received	4,616,478	—	—	—	4,616,478
Non-convertible bonds issued	4,000,000	—	—	—	4,000,000
Bank loan repaid	(5,397,895)	—	—	—	(5,397,895)
Dividends paid	—	—	(1,885,441)	(102,731)	(1,988,172)
Bank loan origination fees	(56,668)	—	—	—	(56,668)
Repayment of lease liabilities	—	(59,737)	—	—	(59,737)
Contribution from non-controlling interest received	—	—	—	44	44
Total changes from financing cash flows	3,161,915	(59,737)	(1,885,441)	(102,687)	1,114,050
Other changes not relating to financing cashflows
Interest accrued	364,313	26,334	—	—	390,647
Interest paid	(339,845)	(26,334)	—	—	(366,179)
New leases, including modifications	—	10,754	—	—	10,754
Distributions to shareholders and non-controlling interest	—	—	1,800,520	103,126	1,903,646
Transaction costs related to bond issue	(39,012)	—	—	—	(39,012)
Contribution from non-controlling interest	—	—	—	(44)	(44)
Foreign exchange gain	—	—	84,921	—	84,921
Foreign currency translation differences	—	362	—	(395)	(33)
Total other changes	(14,544)	11,116	1,885,441	102,687	1,984,700
Balance at December 31, 2020	8,276,426	241,997	—	—	8,518,423

	Bank and			Dividends
	other loans			Payables to/
	and		Dividends	Receivables from
	borrowings	Lease	payables to	non-controlling
	(notes 22(a),	liabilities	shareholders	interests (note
(in thousands of Russian Roubles)	22(b), 22(c))	(note 24)*	(note 20(d))	20(d))	Total
Balance at January 1, 2019	6,437,616	343,455	—	5,916	6,786,987
Changes from financing cash flows
Bank loan repaid	(1,055,000)	—	—	—	(1,055,000)
Other loan repaid	(270,000)	—	—	—	(270,000)
Acquisition of non-controlling interest	—	—	—	(2,107)	(2,107)
Dividends paid	—	—	(1,133,501)	(131,456)	(1,264,957)
Repayment of lease liabilities	—	(61,376)	—	—	(61,376)
Total changes from financing cash flows	(1,325,000)	(61,376)	(1,133,501)	(133,563)	(2,653,440)
Other changes
Interest accrued	565,918	32,941	—	—	598,859
Interest paid	(549,479)	(32,941)	—	—	(582,420)
New leases, including modifications	—	9,147	—	—	9,147
Distributions to shareholders and non-controlling interest	—	—	1,160,345	126,460	1,286,805
Foreign exchange gain	—	—	(26,844)	—	(26,844)
Foreign currency translation differences	—	(608)	—	1,187	579
Total other changes	16,439	8,539	1,133,501	127,647	1,286,126
Balance at December 31, 2019	5,129,055	290,618	—	—	5,419,673

*The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.

	Bank and	Dividends
	other loans	payables to
	and	non-
	borrowings	controlling
	(notes 22 (a),	interests (note
(in thousands of Russian Roubles)	22(b))	20(d))	Total
Balance at January 1, 2018	6,837,293	3,225	6,840,518
Changes from financing cash flows
Other loan received	270,000	—	270,000
Bank loan repaid	(690,000)	—	(690,000)
Dividends paid	—	(77,629)	(77,629)
Total changes from financing cash flows	(420,000)	(77,629)	(497,629)
Other changes
Interest accrued	644,326	—	644,326
Interest paid	(624,003)	—	(624,003)
Foreign currency translation differences	—	470	470
Distributions to shareholders and non-controlling interest	—	79,850	79,850
Total liability related other changes	20,323	80,320	100,643
Balance at December 31, 2018	6,437,616	5,916	6,443,532